Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 5,183	£ 4,657
Other non-contract fee income	74	69
Fee and commission income	5,257	4,726
Fee and commission expense	(1,898)	(1,302)
Net fee and commission income	3,359	3,424
Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,387	1,963
Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	514	594
Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,164	887
Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,036	1,102
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	82	111
Operating segments | Barclays UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	766	752
Other non-contract fee income	0	0
Fee and commission income	766	752
Fee and commission expense	(188)	(147)
Net fee and commission income	578	605
Operating segments | Barclays UK | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	560	515
Operating segments | Barclays UK | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	57	83
Operating segments | Barclays UK | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	122	125
Operating segments | Barclays UK | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays UK | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	27	29
Operating segments | Barclays International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	4,415	3,903
Other non-contract fee income	74	69
Fee and commission income	4,489	3,972
Fee and commission expense	(1,707)	(1,153)
Net fee and commission income	2,782	2,819
Operating segments | Barclays International | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,827	1,448
Operating segments | Barclays International | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	457	511
Operating segments | Barclays International | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,042	762
Operating segments | Barclays International | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,036	1,102
Operating segments | Barclays International | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	53	80
Head Office
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2	2
Other non-contract fee income	0	0
Fee and commission income	2	2
Fee and commission expense	(3)	(2)
Net fee and commission income	(1)	0
Head Office | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 2	£ 2